Leases (Tables)	12 Months Ended
Sep. 30, 2014
Leases [Abstract]
Schedule of Future Minimum Lease Payments for Non-Cancellable Operating Leases

Future minimum lease payments for non-cancellable operating leases for the fiscal years ending September 30 are as follows (in thousands):

2015	$52,748
2016	42,739
2017	35,658
2018	25,820
2019	17,936
Thereafter	33,509

$208,410

Schedule of the future minimum lease payments under the capital leases

The following is a schedule of the future minimum lease payments under the capital leases for the fiscal years ending September 30 (in thousands):

2015	$451
2016	497
2017	549
2018	608
2019	675
Thereafter	3,730
Total minimum lease payments	$6,510